Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of the Plan's Investments
The fair values of the Plan's investments as of December 31, 2025, by asset category were as follows ($ in millions):

	Measured at Net Asset Value(1)	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds	$—	$0.3	$—	$—	$0.3
Common stock	—	248.0	—	—	248.0
Mutual funds	—	48.1	—	—	48.1
Corporate bonds	—	—	0.2	—	0.2
Self-directed brokerage account	—	113.6	—	—	113.6
Common/collective trusts	890.6	—	—	—	890.6
Total investments, at fair value	$890.6	$410.0	$0.2	$—	$1,300.8
The fair values of the Plan's investments as of December 31, 2024, by asset category were as follows ($ in millions):

	Measured at Net Asset Value(1)	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds	$—	$1.4	$—	$—	$1.4
Common stock	—	328.6	—	—	328.6
Mutual funds	—	38.9	—	—	38.9
Corporate bonds	—	—	0.3	—	0.3
Self-directed brokerage account	—	92.6	—	—	92.6
Common/collective trusts	704.3	—	—	—	704.3
Total investments, at fair value	$704.3	$461.5	$0.3	$—	$1,166.1
(1) In accordance with the Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient (the "NAV") have not been classified in the fair value hierarchy. These investments, consisting of common collective trusts, are valued using the NAV provided by the Trustee. The NAV is based on the underlying investments held by the fund that are traded in the active market, less its liabilities. These investments can be redeemed in the near-term.